February 2, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:  Transparent Value Trust (the “Registrant”)

 File Nos. 333-159992 and 811-22309

 Post-Effective Amendment No. 89 to the Registration Statement

 on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies, on behalf of the Registrant, that (1) the form of the Statement of Additional Information for each series of the Registrant included in the Amendment that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission (accepted on the EDGAR system on January 26, 2024).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226, Julien Bourgeois of Dechert LLP at (202) 261-3451 or James V. Catano of Dechert LLP at (202) 261-3376.

Sincerely,

By:	/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Transparent Value Trust